Other liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities
Other liabilities

16. Other liabilities

	Balance as of January 1, 2025		Increase for the year		Payments		Balance as of December 31, 2025
Aircraft and engine lease return obligation (Note 1q and 2i)	US$	377,377	US$	199,974	US$	(199,075)	US$	378,276
Employee profit sharing (Note 17)		18,755		905		(18,778)		882
Frequent flyer program liability (1)		—		1,681		(21)		1,660
	US$	396,132	US$	202,560	US$	(217,874)	US$	380,818

Current							US$	143,187
Non-current							US$	237,631

(1)	On July 16, 2025, the Company launched its new loyalty program “altitude”

	Balance as of January 1, 2024		Increase for the year		Payments		Balance as of December 31, 2024
Aircraft and engine lease return obligation (Note 1q and 2i)	US$	287,208	US$	154,463	US$	(64,294)	US$	377,377
Employee profit sharing (Note 17)		1,500		18,623		(1,368)		18,755
	US$	288,708	US$	173,086	US$	(65,662)	US$	396,132

Current							US$	62,800
Non-current							US$	333,332

During the years ended December 31, 2025 and 2024 cancellations or write-offs related to these liabilities were recorded by an amount of US$1,035 and US$40,890, respectively.